Schedule of Investments (unaudited) September 30, 2019	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.0%

Biotechnology — 13.9%
ACADIA Pharmaceuticals, Inc.(a)(b)	10,100	$363,499
Acceleron Pharma, Inc.(a)(b)	43,600	1,722,636
Acerta Pharma BV, Series B, (Acquired 2/01/16, cost $986,402)(c)(d)	17,146,440	2,134,732
Alexion Pharmaceuticals, Inc.(a)(b)	8,160	799,190
Allakos, Inc.(a)(b)	24,491	1,925,727
Allogene Therapeutics, Inc.(a)(b)	39,925	1,088,156
Amgen, Inc.(b)	57,660	11,157,787
Apellis Pharmaceuticals, Inc.(a)(b)	23,047	555,202
Arena Pharmaceuticals, Inc.(a)(b)	27,944	1,278,997
Atreca, Inc.(a)	18,793	230,026
Biogen, Inc.(a)(b)	12,348	2,874,861
BioMarin Pharmaceutical, Inc.(a)(b)	54,000	3,639,600
Blueprint Medicines Corp.(a)(b)	9,300	683,271
Checkpoint Therapeutics, Inc.(a)	38,055	94,757
Corbus Pharmaceuticals Holdings, Inc.(a)(e)	33,800	164,606
Eidos Therapeutics, Inc.(a)(e)	7,886	283,659
Exact Sciences Corp.(a)(b)	4,980	450,043
Galapagos NV, ADR(a)	5,600	854,896
Genmab A/S(a)	12,500	2,539,795
Genmab A/S, ADR(a)	37,591	761,594
Gilead Sciences, Inc.(b)	72,700	4,607,726
Halozyme Therapeutics, Inc.(a)(b)	25,200	390,852
Incyte Corp.(a)(b)	24,600	1,826,058
Mirati Therapeutics, Inc.(a)(b)	9,200	716,772
Neurocrine Biosciences, Inc.(a)(b)	34,900	3,144,839
Principia Biopharma, Inc.(a)	4,047	114,287
Ra Pharmaceuticals, Inc.(a)(b)	47,346	1,119,733
Sarepta Therapeutics, Inc.(a)(b)	4,020	302,786
Seattle Genetics, Inc.(a)(b)	24,267	2,072,402
Syndax Pharmaceuticals, Inc.(a)(b)	15,784	117,907
Vertex Pharmaceuticals, Inc.(a)(b)	39,305	6,659,053

		54,675,449

Health Care Equipment & Supplies — 35.6%
Abbott Laboratories	299,500	25,059,165
Baxter International, Inc.(b)	109,400	9,569,218
Becton Dickinson & Co.(b)	36,453	9,221,151
Boston Scientific Corp.(a)(b)	390,984	15,909,139
ConvaTec Group PLC(f)	1,043,600	2,247,609
Edwards Lifesciences Corp.(a)(b)	51,500	11,325,365
Envista Holdings Corp.(a)	35,476	989,071
Intuitive Surgical, Inc.(a)(b)	17,300	9,340,789
Masimo Corp.(a)(b)	41,100	6,115,269
Medtronic PLC(b)	132,700	14,413,874
Nevro Corp.(a)(b)	12,900	1,109,013
ResMed, Inc.(b)	33,100	4,472,141
SI-BONE, Inc.(a)	4,147	73,277
Silk Road Medical, Inc.(a)(b)	9,094	295,828
Stryker Corp.(b)	68,200	14,751,660
Teleflex, Inc.(b)	19,900	6,761,025

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc.(a)(b)	38,900	$4,632,601
Wright Medical Group NV(a)(b)	72,000	1,485,360
Zimmer Biomet Holdings, Inc.(b)	22,200	3,047,394

		140,818,949

Health Care Providers & Services — 17.1%
Amedisys, Inc.(a)(b)	17,060	2,235,030
Anthem, Inc.	36,500	8,763,650
Centene Corp.(a)(b)	71,200	3,080,112
Cigna Corp.(a)(b)	46,500	7,058,235
Encompass Health Corp.(b)	34,700	2,195,816
Guardant Health, Inc.(a)(b)	4,749	303,129
HCA Healthcare, Inc.(b)	45,694	5,502,471
Humana, Inc.(b)	28,700	7,337,729
LHC Group, Inc.(a)(b)	16,700	1,896,452
Quest Diagnostics, Inc.(b)	11,700	1,252,251
UnitedHealth Group, Inc.	129,102	28,056,447

		67,681,322

Health Care Technology — 1.1%
Cerner Corp.(b)	28,300	1,929,211
Teladoc Health, Inc.(a)(b)	35,300	2,390,516

		4,319,727

Life Sciences Tools & Services — 8.4%
10X Genomics, Inc., Class A(a)	4,677	235,721
Agilent Technologies, Inc.(b)	26,600	2,038,358
Avantor, Inc.(a)	130,986	1,925,494
Charles River Laboratories International, Inc.(a)(b)	10,300	1,363,411
Genfit ADR(a)(e)	10,200	177,582
Illumina, Inc.(a)(b)	13,400	4,076,548
IQVIA Holdings, Inc.(a)(b)	24,900	3,719,562
QIAGEN NV(a)(b)	51,900	1,711,143
Thermo Fisher Scientific, Inc.(b)	50,900	14,825,643
WuXi AppTec Co. Ltd., Class H(f)	160,720	1,755,526
Wuxi Biologics Cayman, Inc.(a)(f)	127,000	1,295,006

		33,123,994

Pharmaceuticals — 18.9%
AstraZeneca PLC	76,076	6,792,751
AstraZeneca PLC — ADR(b)	43,800	1,952,166
Bristol-Myers Squibb Co.(b)	160,962	8,162,383
Daiichi Sankyo Co. Ltd.	12,400	783,549
Eli Lilly & Co.(b)	65,400	7,313,682
GlaxoSmithKline PLC	199,100	4,267,627
Hansoh Pharmaceutical Group Co. Ltd.(a)	794,000	2,438,880
Hua Medicine(a)(f)	719,605	644,529
Merck & Co., Inc.(b)	151,479	12,751,502
Merck KGaA	17,710	1,995,027
MyoKardia, Inc.(a)(b)	7,113	370,943
Novo Nordisk A/S — ADR(b)	39,200	2,026,640
Pfizer, Inc.(b)	169,398	6,086,470

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A(a)(b)	5,819	$467,208
Roche Holding AG	7,000	2,038,151
Sanofi	34,400	3,186,566
Sanofi — ADR(b)	43,400	2,010,722
Theravance Biopharma, Inc.(a)	4,700	91,556
Tricida, Inc.(a)	12,649	390,475
Urovant Sciences Ltd.(a)(e)	6,639	62,871
Zoetis, Inc.(b)	87,700	10,926,543

		74,760,241

Total Common Stocks — 95.0% (Cost — $251,804,135)		375,379,682

	Par (000)

Other Interests(g) — 0.0%

Pharmaceuticals — 0.0%
Afferent Pharmaceuticals, Inc., Series C (Acquired 9/30/15, Cost $0)(c)	$190	127,407

Total Other Interests — 0.0% (Cost — $0)		127,407

Total Long-Term Investments — 95.0% (Cost — $251,804,135)		375,507,089

Security	Shares	Value

Short-Term Securities — 5.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(h)(j)	20,681,696	$20,681,696
SL Liquidity Series, LLC, Money Market Series, 2.13%(h)(i)(j)	127,937	127,963

Total Short-Term Securities — 5.3% (Cost — $20,809,655)		20,809,659

Total Investments Before Options Written — 100.3% (Cost — $272,613,790)		396,316,748

Options Written — (0.6)% (Premiums Received — $3,138,680)		(2,339,341)

Total Investments, Net of Options Written — 99.7% (Cost — $269,475,110)		393,977,407

Other Assets Less Liabilities — 0.3%		1,290,393

Net Assets — 100.0%		$395,267,800

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $2,134,732, representing 0.5% of its net assets as of period end, and an original cost of $986,402.

(e)	Security, or a portion of the security, is on loan.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of security was purchased with the cash collateral from loaned securities.
(j)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	25,967,520	(5,285,824)	20,681,696	$20,681,696	$318,202		$—	$—
SL Liquidity Series, LLC, Money Market Series	4,665	123,272	127,937	127,963	47,892	(b)	81	4

				$20,809,659	$366,094		$81	$4

(a)	Includes net capital gain distributions, if applicable.

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Health Sciences Trust (BME)

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

OTC	Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alexion Pharmaceuticals, Inc.	37	10/04/19	USD	120.00	USD	362	$(555)
Baxter International, Inc.	168	10/04/19	USD	87.50	USD	1,469	(12,516)
Becton Dickinson & Co.	94	10/04/19	USD	260.00	USD	2,378	(4,230)
Boston Scientific Corp.	367	10/04/19	USD	44.00	USD	1,493	(6,606)
Edwards Lifesciences Corp.	80	10/04/19	USD	225.00	USD	1,759	(4,600)
Gilead Sciences, Inc.	153	10/04/19	USD	65.50	USD	970	(1,147)
HCA Healthcare, Inc.	66	10/04/19	USD	124.00	USD	795	(1,485)
Humana, Inc.	45	10/04/19	USD	285.00	USD	1,151	(675)
Intuitive Surgical, Inc.	16	10/04/19	USD	515.00	USD	864	(41,600)
Medtronic PLC	141	10/04/19	USD	110.00	USD	1,532	(3,596)
Pfizer, Inc.	114	10/04/19	USD	36.00	USD	410	(3,306)
Zoetis, Inc.	146	10/04/19	USD	127.00	USD	1,819	(2,555)
Biogen, Inc.	25	10/11/19	USD	230.00	USD	582	(16,750)
Bristol-Myers Squibb Co.	123	10/11/19	USD	49.00	USD	624	(22,017)
Edwards Lifesciences Corp.	177	10/11/19	USD	222.50	USD	3,892	(46,020)
HCA Healthcare, Inc.	91	10/11/19	USD	127.00	USD	1,096	(2,502)
Intuitive Surgical, Inc.	35	10/11/19	USD	530.00	USD	1,890	(54,600)
Medtronic PLC	83	10/11/19	USD	110.00	USD	902	(5,561)
Pfizer, Inc.	7	10/11/19	USD	37.50	USD	25	(38)
Pfizer, Inc.	73	10/11/19	USD	35.63	USD	262	(5,152)
Acceleron Pharma, Inc.	87	10/18/19	USD	45.00	USD	344	(7,395)
Agilent Technologies, Inc.	53	10/18/19	USD	80.00	USD	406	(1,669)
Agilent Technologies, Inc.	53	10/18/19	USD	70.78	USD	406	(32,123)
Allakos, Inc.	25	10/18/19	USD	90.00	USD	197	(2,563)
Allogene Therapeutics, Inc.	27	10/18/19	USD	30.00	USD	74	(1,282)
Amedisys, Inc.	68	10/18/19	USD	135.00	USD	891	(12,546)

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Apellis Pharmaceuticals, Inc.	92	10/18/19	USD	35.00	USD	222	$(43,240)
AstraZeneca PLC — ADR	87	10/18/19	USD	45.00	USD	388	(5,873)
Baxter International, Inc.	132	10/18/19	USD	87.50	USD	1,155	(19,338)
Baxter International, Inc.	159	10/18/19	USD	90.00	USD	1,391	(7,473)
BioMarin Pharmaceutical, Inc.	116	10/18/19	USD	75.00	USD	782	(4,060)
Blueprint Medicines Corp.	37	10/18/19	USD	90.00	USD	272	(3,145)
Boston Scientific Corp.	366	10/18/19	USD	44.00	USD	1,489	(2,379)
Bristol-Myers Squibb Co.	24	10/18/19	USD	50.00	USD	122	(2,832)
Bristol-Myers Squibb Co.	114	10/18/19	USD	49.00	USD	578	(21,888)
Centene Corp.	174	10/18/19	USD	50.25	USD	753	(176)
Cerner Corp.	140	10/18/19	USD	70.00	USD	954	(7,000)
Charles River Laboratories International, Inc.	20	10/18/19	USD	145.00	USD	265	(400)
Cigna Corp.	52	10/18/19	USD	170.00	USD	789	(832)
Eidos Therapeutics, Inc.	31	10/18/19	USD	50.00	USD	112	(775)
Eli Lilly & Co.	180	10/18/19	USD	115.00	USD	2,013	(17,550)
Encompass Health Corp.	138	10/18/19	USD	65.00	USD	873	(8,280)
Galapagos NV, ADR	22	10/18/19	USD	170.00	USD	336	(3,630)
Gilead Sciences, Inc.	32	10/18/19	USD	67.50	USD	203	(464)
Guardant Health, Inc.	18	10/18/19	USD	105.00	USD	115	(270)
HCA Healthcare, Inc.	25	10/18/19	USD	130.00	USD	301	(312)
Halozyme Therapeutics, Inc.	100	10/18/19	USD	17.00	USD	155	(1,500)
Humana, Inc.	45	10/18/19	USD	285.00	USD	1,151	(2,250)
IQVIA Holdings, Inc.	25	10/18/19	USD	160.00	USD	373	(750)
Illumina, Inc.	10	10/18/19	USD	290.00	USD	304	(18,300)
Incyte Corp.	100	10/18/19	USD	85.00	USD	742	(1,000)
LHC Group, Inc.	66	10/18/19	USD	120.00	USD	749	(4,785)
Masimo Corp.	164	10/18/19	USD	160.00	USD	2,440	(40,590)
Medtronic PLC	30	10/18/19	USD	110.00	USD	326	(3,060)
Merck & Co., Inc.	141	10/18/19	USD	90.00	USD	1,187	(846)
MyoKardia, Inc.	28	10/18/19	USD	60.00	USD	146	(2,940)
Neurocrine Biosciences, Inc.	139	10/18/19	USD	105.00	USD	1,253	(4,170)
Nevro Corp.	51	10/18/19	USD	90.00	USD	438	(7,905)
Novo Nordisk A/S — ADR	15	10/18/19	USD	51.72	USD	78	(1,613)
Pfizer, Inc.	115	10/18/19	USD	36.00	USD	413	(7,245)
Pfizer, Inc.	8	10/18/19	USD	36.50	USD	29	(316)
QIAGEN NV	97	10/18/19	USD	35.10	USD	320	(399)
Quest Diagnostics, Inc.	33	10/18/19	USD	102.61	USD	353	(14,746)
Ra Pharmaceuticals, Inc.	189	10/18/19	USD	35.00	USD	447	(4,725)
ResMed, Inc.	83	10/18/19	USD	135.00	USD	1,121	(23,240)
Sarepta Therapeutics, Inc.	16	10/18/19	USD	90.00	USD	121	(1,512)
Seattle Genetics, Inc.	48	10/18/19	USD	85.00	USD	410	(20,160)
Silk Road Medical, inc.	31	10/18/19	USD	50.00	USD	101	(2,170)
Teladoc Health, Inc.	71	10/18/19	USD	65.00	USD	481	(31,240)
Teleflex, Inc.	40	10/18/19	USD	380.00	USD	1,359	(20,000)
Thermo Fisher Scientific, Inc.	108	10/18/19	USD	279.56	USD	3,146	(155,078)
Varian Medical Systems, Inc.	84	10/18/19	USD	113.66	USD	1,000	(53,581)
Vertex Pharmaceuticals, Inc.	157	10/18/19	USD	185.00	USD	2,660	(6,280)
Wright Medical Group NV	288	10/18/19	USD	22.50	USD	594	(5,040)
Zimmer Biomet Holdings, Inc.	111	10/18/19	USD	145.00	USD	1,524	(3,608)
Zoetis, Inc.	104	10/18/19	USD	128.00	USD	1,296	(7,020)
Amgen, Inc.	137	10/25/19	USD	200.00	USD	2,651	(24,660)
Arena Pharmaceuticals, Inc.	54	10/25/19	USD	54.00	USD	247	(5,400)

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Biogen, Inc.	24	10/25/19	USD	242.50	USD	559	$(13,440)
Boston Scientific Corp.	218	10/25/19	USD	44.00	USD	887	(6,322)
Bristol-Myers Squibb Co.	359	10/25/19	USD	51.00	USD	1,820	(29,977)
Intuitive Surgical, Inc.	35	10/25/19	USD	545.00	USD	1,890	(53,375)
Medtronic PLC	159	10/25/19	USD	112.00	USD	1,727	(9,779)
Merck & Co., Inc.	169	10/25/19	USD	85.00	USD	1,423	(23,069)
Novo Nordisk A/S — ADR	16	10/25/19	USD	51.73	USD	83	(2,179)
Pfizer, Inc.	167	10/25/19	USD	37.50	USD	600	(3,340)
Pfizer, Inc.	8	10/25/19	USD	37.00	USD	29	(260)
Seattle Genetics, Inc.	49	10/25/19	USD	84.86	USD	418	(24,968)
Zoetis, Inc.	100	10/25/19	USD	125.00	USD	1,246	(22,750)
Resmed, Inc.	83	10/30/19	USD	138.00	USD	1,121	(28,407)
Thermo Fisher Scientific, Inc.	95	10/30/19	USD	296.00	USD	2,767	(56,263)
ACADIA Pharmaceuticals, Inc.	40	11/01/19	USD	45.00	USD	144	(4,600)
Arena Pharmaceuticals, Inc.	57	11/01/19	USD	50.00	USD	261	(7,695)
AstraZeneca PLC — ADR	88	11/01/19	USD	44.50	USD	392	(12,320)
Baxter International, Inc.	44	11/01/19	USD	89.00	USD	385	(7,282)
Becton Dickinson & Co.	51	11/01/19	USD	260.00	USD	1,290	(19,635)
Boston Scientific Corp.	217	11/01/19	USD	44.00	USD	883	(8,029)
Bristol-Myers Squibb Co.	23	11/01/19	USD	51.00	USD	117	(2,806)
Cigna Corp.	126	11/01/19	USD	167.50	USD	1,913	(16,947)
Edwards Lifesciences Corp.	16	11/01/19	USD	212.50	USD	352	(8,800)
Eli Lilly & Co.	81	11/01/19	USD	115.00	USD	906	(15,957)
Eli Lilly & Co.	21	11/01/19	USD	109.00	USD	235	(4,557)
Gilead Sciences, Inc.	105	11/01/19	USD	68.00	USD	665	(5,408)
Gilead Sciences, Inc.	24	11/01/19	USD	61.50	USD	152	(3,000)
HCA Healthcare, Inc.	15	11/01/19	USD	118.00	USD	181	(4,575)
Humana, Inc.	24	11/01/19	USD	282.50	USD	614	(3,240)
Illumina, Inc.	10	11/01/19	USD	312.50	USD	304	(10,900)
Illumina, Inc.	4	11/01/19	USD	295.00	USD	122	(4,300)
Intuitive Surgical, Inc.	6	11/01/19	USD	525.00	USD	324	(7,620)
Medtronic PLC	29	11/01/19	USD	113.00	USD	315	(1,682)
Medtronic PLC	88	11/01/19	USD	108.00	USD	956	(23,760)
Medtronic PLC	42	11/01/19	USD	105.00	USD	456	(4,095)
Merck & Co., Inc.	295	11/01/19	USD	86.00	USD	2,483	(42,480)
Merck & Co., Inc.	48	11/01/19	USD	82.50	USD	404	(7,272)
Pfizer, Inc.	7	11/01/19	USD	37.00	USD	25	(371)
Pfizer, Inc.	55	11/01/19	USD	35.00	USD	198	(3,273)
Sarepta Therapeutics, Inc.	2	11/01/19	USD	70.00	USD	15	(780)
UnitedHealth Group, Inc.	40	11/01/19	USD	215.00	USD	869	(24,200)
Vertex Pharmaceuticals, Inc.	13	11/01/19	USD	165.00	USD	220	(6,045)
Zoetis, Inc.	28	11/01/19	USD	121.00	USD	349	(4,620)
Pfizer, Inc.	162	11/08/19	USD	37.45	USD	582	(5,693)
ACADIA Pharmaceuticals, Inc.	3	11/15/19	USD	35.00	USD	11	(802)
Abbott Laboratories	97	11/15/19	USD	82.50	USD	812	(21,389)
Acceleron Pharma, Inc.	87	11/15/19	USD	45.00	USD	344	(12,180)
Acceleron Pharma, Inc.	14	11/15/19	USD	35.00	USD	55	(1,225)
Agilent Technologies, Inc.	9	11/15/19	USD	75.00	USD	69	(1,750)
Alexion Pharmaceuticals, Inc.	3	11/15/19	USD	95.00	USD	29	(1,335)
Allakos, Inc.	8	11/15/19	USD	70.00	USD	63	(3,560)
Allogene Therapeutics, Inc.	13	11/15/19	USD	25.00	USD	35	(1,527)
Amedisys, Inc.	6	11/15/19	USD	125.00	USD	79	(2,625)

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Amgen, Inc.	93	11/15/19	USD	200.00	USD	1,800	$(34,875)
Amgen, Inc.	18	11/15/19	USD	190.00	USD	348	(10,170)
Anthem, Inc.	12	11/15/19	USD	230.00	USD	288	(7,110)
Apellis Pharmaceuticals, Inc.	7	11/15/19	USD	22.50	USD	17	(2,170)
Arena Pharmaceuticals, Inc.	9	11/15/19	USD	41.00	USD	41	(981)
AstraZeneca PLC — ADR	64	11/15/19	USD	42.50	USD	285	(4,960)
Avantor, Inc.	43	11/15/19	USD	12.50	USD	63	(1,290)
Baxter International, Inc.	44	11/15/19	USD	87.50	USD	385	(12,276)
Baxter International, Inc.	36	11/15/19	USD	85.00	USD	315	(6,192)
Becton Dickinson & Co.	12	11/15/19	USD	240.00	USD	304	(4,500)
BioMarin Pharmaceutical, Inc.	100	11/15/19	USD	80.00	USD	674	(6,500)
BioMarin Pharmaceutical, Inc.	18	11/15/19	USD	60.00	USD	121	(2,475)
Biogen, Inc.	4	11/15/19	USD	225.00	USD	93	(3,060)
Blueprint Medicines Corp.	3	11/15/19	USD	65.00	USD	22	(885)
Boston Scientific Corp.	200	11/15/19	USD	44.00	USD	814	(9,600)
Boston Scientific Corp.	125	11/15/19	USD	39.00	USD	509	(11,875)
Bristol-Myers Squibb Co.	52	11/15/19	USD	50.00	USD	264	(8,112)
Centene Corp.	23	11/15/19	USD	40.00	USD	99	(2,472)
Cerner Corp.	9	11/15/19	USD	65.00	USD	61	(1,147)
Charles River Laboratories International, Inc.	21	11/15/19	USD	145.00	USD	278	(3,098)
Charles River Laboratories International, Inc.	3	11/15/19	USD	125.00	USD	40	(877)
Cigna Corp.	15	11/15/19	USD	145.00	USD	228	(6,450)
Eidos Therapeutics, Inc.	3	11/15/19	USD	35.00	USD	11	(765)
Encompass Health Corp.	11	11/15/19	USD	60.00	USD	70	(1,402)
Galapagos NV, ADR	2	11/15/19	USD	145.00	USD	31	(940)
Guardant Health, Inc.	2	11/15/19	USD	60.00	USD	13	(840)
Halozyme Therapeutics, Inc.	8	11/15/19	USD	15.00	USD	12	(580)
IQVIA Holdings, Inc.	99	11/15/19	USD	165.00	USD	1,479	(13,613)
IQVIA Holdings, Inc.	8	11/15/19	USD	145.00	USD	120	(3,360)
Incyte Corp.	8	11/15/19	USD	72.50	USD	59	(2,800)
LHC Group, Inc.	5	11/15/19	USD	110.00	USD	57	(1,787)
Masimo Corp.	13	11/15/19	USD	145.00	USD	193	(6,370)
Mirati Therapeutics, Inc.	36	11/15/19	USD	95.00	USD	280	(29,340)
Mirati Therapeutics, Inc.	3	11/15/19	USD	75.00	USD	23	(3,675)
MyoKardia, Inc.	2	11/15/19	USD	50.00	USD	10	(725)
Neurocrine Biosciences, Inc.	11	11/15/19	USD	85.00	USD	99	(3,685)
Nevro Corp.	4	11/15/19	USD	82.50	USD	34	(1,860)
Novo Nordisk A/S — ADR	13	11/15/19	USD	50.00	USD	67	(1,430)
Novo Nordisk A/S — ADR	81	11/15/19	USD	53.33	USD	419	(9,167)
Pfizer, Inc.	16	11/15/19	USD	37.00	USD	57	(992)
QIAGEN NV	110	11/15/19	USD	36.00	USD	363	(3,300)
QIAGEN NV	17	11/15/19	USD	32.00	USD	56	(1,402)
Quest Diagnostics, Inc.	25	11/15/19	USD	105.00	USD	268	(10,875)
Quest Diagnostics, Inc.	4	11/15/19	USD	105.00	USD	43	(1,020)
Ra Pharmaceuticals, Inc.	15	11/15/19	USD	22.50	USD	35	(3,338)
Reata Pharmaceuticals, Inc., Class A	23	11/15/19	USD	95.00	USD	185	(18,975)
Reata Pharmaceuticals, Inc., Class A	2	11/15/19	USD	75.00	USD	16	(2,280)
ResMed, Inc.	11	11/15/19	USD	130.00	USD	149	(3,905)
Sanofi	36	11/15/19	USD	46.00	USD	167	(3,960)
Seattle Genetics, Inc.	8	11/15/19	USD	80.00	USD	68	(2,800)
Silk Road Medical, inc.	3	11/15/19	USD	30.00	USD	10	(525)
Stryker Corp.	22	11/15/19	USD	210.00	USD	476	(9,350)

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Syndax Pharmaceuticals, Inc.	63	11/15/19	USD	12.50	USD	47	$(5,985)
Teladoc Health, Inc.	11	11/15/19	USD	65.00	USD	74	(4,125)
Teleflex, Inc.	6	11/15/19	USD	330.00	USD	204	(5,460)
Thermo Fisher Scientific, Inc.	17	11/15/19	USD	280.00	USD	495	(9,605)
Varian Medical Systems, Inc.	71	11/15/19	USD	125.00	USD	846	(18,283)
Varian Medical Systems, Inc.	13	11/15/19	USD	115.00	USD	155	(4,030)
Wright Medical Group NV	23	11/15/19	USD	20.00	USD	47	(2,588)
Zimmer Biomet Holdings, Inc.	7	11/15/19	USD	130.00	USD	96	(1,645)
Novo Nordisk A/S — ADR	44	12/02/19	USD	53.00	USD	227	(6,454)
Centene Corp.	110	12/20/19	USD	50.00	USD	476	(8,250)
Sanofi	173	12/20/19	USD	46.00	USD	802	(32,438)
Stryker Corp.	138	12/20/19	USD	230.00	USD	2,985	(46,920)
Teleflex, Inc.	40	12/20/19	USD	360.00	USD	1,359	(32,200)

							$(1,975,718)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Wuxi Biologics Cayman, Inc.	JPMorgan Chase Bank N.A.	26,000	10/08/19	HKD	83.93	HKD	2,078	$(1,929)
Boston Scientific Corp.	Citibank N.A.	19,500	10/11/19	USD	43.42	USD	793	(952)
AstraZeneca PLC — ADR	UBS AG	15,100	10/17/19	GBP	76.34	GBP	1,097	(5,943)
GlaxoSmithKline PLC	UBS AG	19,000	10/17/19	GBP	17.36	GBP	331	(7,454)
Hansoh Pharmaceutical Group Co. Ltd.	Goldman Sachs International	158,000	10/17/19	HKD	30.19	HKD	3,803	(2,802)
Genmab A/S, ADR	UBS AG	4,400	10/23/19	DKK	1,437.69	DKK	6,124	(11,054)
GlaxoSmithKline PLC	UBS AG	60,600	10/23/19	GBP	17.71	GBP	1,056	(15,052)
Sanofi	UBS AG	6,800	10/23/19	EUR	80.97	EUR	578	(33,244)
Teladoc Health, Inc.	Barclays Bank PLC	7,000	10/28/19	USD	77.20	USD	474	(6,916)
Convatec Group PLC	Credit Suisse International	209,400	10/29/19	GBP	1.78	GBP	366	(6,717)
AstraZeneca PLC — ADR	UBS AG	15,300	11/01/19	GBP	70.08	GBP	1,111	(71,277)
Stryker Corp.	Goldman Sachs International	13,400	11/04/19	USD	221.60	USD	2,898	(49,090)
WuXi AppTec Co. Ltd., Class H	Goldman Sachs International	64,200	11/05/19	HKD	84.51	HKD	5,496	(40,056)
Avantor, Inc.	Credit Suisse International	26,200	11/06/19	USD	16.12	USD	385	(10,402)
Convatec Group PLC	UBS AG	208,000	11/06/19	GBP	1.79	GBP	364	(15,652)
Roche Holding AG	UBS AG	2,100	11/06/19	CHF	293.34	CHF	610	(9,579)
Sanofi	Citibank N.A.	6,900	11/06/19	EUR	81.42	EUR	586	(33,868)
Merck & Co., Inc.	Morgan Stanley & Co. International PLC	7,000	11/07/19	EUR	105.77	EUR	723	(13,291)
WuXi Biologics, Inc.	Goldman Sachs International	25,000	11/12/19	HKD	82.36	HKD	1,998	(9,297)
Daiichi Sankyo Co.Ltd.	Goldman Sachs International	5,000	11/14/19	JPY	7,373.77	JPY	34,162	(4,876)
Avantor, Inc.	Credit Suisse International	26,200	11/20/19	USD	16.12	USD	385	(14,172)

								$(363,623)

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Biotechnology	$50,000,922	$2,539,795	$2,134,732	$54,675,449
Health Care Equipment & Supplies	138,571,340	2,247,609	—	140,818,949
Health Care Providers & Services	67,681,322	—	—	67,681,322
Health Care Technology	4,319,727	—	—	4,319,727
Life Sciences Tools & Services	30,073,462	3,050,532	—	33,123,994
Pharmaceuticals	53,257,690	21,502,551	—	74,760,241
Other Interests	—	—	127,407	127,407
Short-Term Securities	20,681,696	—	—	20,681,696

Subtotal	$364,586,159	$29,340,487	$2,262,139	$396,188,785

Investments Valued at Net Asset Value (“NAV”)(a)				127,963

Total Investments				$396,316,748

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(1,579,719)	$(759,622)	$—	$(2,339,341)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

8